Changes in presentation of financial statements - Held for sale and discontinued operations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 27,662	$ 25,196	$ 24,929
Operating results of the discontinued businesses
Provision for taxes		(228)	(273)	(251)
Income from discontinued operations, net of tax		723	846	799
Income from discontinued operations, net of tax		659	772	727
Current assets held for sale and in discontinued operations
Current assets held for sale and in discontinued operations	$ 5,164	5,164	5,043
Non-current assets held for sale and in discontinued operations
Non-current assets held for sale and in discontinued operations	3,427	3,427	3,560
Non-current liabilities held for sale and in discontinued operations
Non-current liabilities held for sale and in discontinued operations	429	429	470
Power Grids business | Intersegment elimination
Current assets held for sale and in discontinued operations
Receivables, net	2,377	2,377	2,406
Contract assets	1,236	1,236	1,008
Inventories, net	1,457	1,457	1,518
Other current assets	94	94	111
Current assets held for sale and in discontinued operations	5,164	5,164	5,043
Non-current assets held for sale and in discontinued operations
Property, plant and equipment, net	1,477	1,477	1,559
Goodwill	1,620	1,620	1,663
Other non-current assets	330	330	338
Non-current assets held for sale and in discontinued operations	3,427	3,427	3,560
Current liabilities held for sale and in discontinued operations
Accounts payable, trade	1,732	1,732	1,683
Contract liabilities	998	998	1,116
Other current liabilities	1,455	1,455	1,721
Current liabilities held for sale and in discontinued operations	4,185	4,185	4,520
Non-current liabilities held for sale and in discontinued operations
Pension and other employee benefits	268	268	293
Other non-current liabilities	161	161	177
Non-current liabilities held for sale and in discontinued operations	$ 429	429	470
Held for sale and discontinued operations | Intersegment elimination
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		243	263	300
Held for sale and discontinued operations | Power Grids business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment percentage	80.10%
Divestment value	$ 11,000	11,000
Net interest and other finance expense recorded on allocated basis		43	33	36
Separation costs incurred to execute the transaction		18
Operating results of the discontinued businesses
Total revenues		9,698	10,028	9,984
Total cost of sales		(7,378)	(7,501)	(7,597)
Gross profit		2,320	2,527	2,387
Expenses		(1,326)	(1,376)	(1,278)
Income from operations		994	1,152	1,108
Net interest and other finance expense		55	42	58
Non-operational pension (cost) credit		12	9
Income from discontinued operations before taxes		951	1,119	1,050
Provision for taxes		(228)	(273)	(251)
Income from discontinued operations, net of tax		723	846	799
Income from discontinued operations, net of tax		874	1,034	966
Held for sale and discontinued operations | Power Grids business | Corporate and Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocated overhead and other management costs reclassified to another segment		$ 297	$ 286	$ 252